Other Receivables - Schedule of Other Receivables (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Security deposit		$ 2,871
Value Added Tax receivables	29,477	60,946
Deposit	65,046	56,251
Others	1,730	14,044
Other receivables	$ 96,253	$ 134,112